UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: April 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

FORM N-Q

APRIL 30, 2012

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited)	April 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.0%
Arizona - 2.3%
Pima County, AZ, IDA Educational Revenue, Noah Webster Basic School	6.125%	12/15/34	$1,000,000	$1,003,380
Pima County, AZ, IDA Revenue, Tucson Electric Power Co.	5.750%	9/1/29	8,000,000	8,487,680
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/37	7,000,000	7,132,020
University Medical Center Corp., AZ, Hospital Revenue	6.000%	7/1/24	1,250,000	1,446,363
University Medical Center Corp., AZ, Hospital Revenue	6.500%	7/1/39	2,000,000	2,280,480

Total Arizona				20,349,923

Arkansas - 0.1%
Arkansas State Development Financing Authority, Industrial Facilities Revenue, Potlatch Corp. Projects	7.750%	8/1/25	1,000,000	1,027,840	(a)

California - 10.5%
Alhambra, CA, Revenue:
Atherton Baptist Homes	7.500%	1/1/30	1,640,000	1,791,241
Atherton Baptist Homes	7.625%	1/1/40	1,500,000	1,642,005
California EFA Revenue:
College and University Financing Program	5.000%	2/1/14	1,595,000	1,646,279
College and University Financing Program	5.000%	2/1/15	1,670,000	1,737,585
California State Public Works Board, Lease Revenue:
California State Prisons LA	5.250%	10/1/24	4,000,000	4,522,760
California State Prisons LA	5.250%	10/1/25	2,870,000	3,220,743
California State Prisons LA	5.000%	10/1/28	3,500,000	3,772,125
Various Capital Projects	5.125%	10/1/31	2,000,000	2,158,660
California Statewide CDA Revenue:
East Campus Apartments LLC	5.625%	8/1/34	1,000,000	1,013,200	(b)
Lodi Memorial Hospital, California Mortgage Insurance	5.000%	12/1/37	14,000,000	14,258,440
Senior Living-Presbyterian Homes	4.750%	11/15/26	1,920,000	1,888,320
Senior Living-Presbyterian Homes	4.875%	11/15/36	6,000,000	5,498,160
Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue	7.875%	6/1/42	3,150,000	3,406,189	(b)
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	29,000,000	36,965,430
Palomar, CA, Pomerado Health Care District, COP	6.750%	11/1/39	5,000,000	5,463,000
Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/36	1,250,000	1,239,488
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	5,000,000	5,212,450

Total California				95,436,075

Colorado - 4.5%
Colorado Educational & Cultural Facilities Authority Revenue:
Charter School Refunding, Jefferson Project	6.000%	6/15/33	1,500,000	1,595,070	(b)
Cheyenne Mountain Charter Academy Foundation	5.375%	6/15/38	2,585,000	2,624,628
Colorado Health Facilities Authority Revenue:
Christian Living Communities Project	5.750%	1/1/37	2,000,000	2,015,240
The Evangelical Lutheran Good Samaritan Society	6.125%	6/1/38	7,000,000	7,224,350
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	18,000,000	22,374,900
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	4,000,000	3,552,960
Southlands, CO, Metropolitan District No. 1, GO	7.125%	12/1/34	1,000,000	1,171,160	(b)

Total Colorado				40,558,308

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - 0.3%
Connecticut State Development Authority, IDR, AFCO Cargo LLC Project	8.000%	4/1/30	$3,945,000	$2,392,327	(a)

Delaware - 4.9%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	29,000,000	29,959,030
New Castle County, DE, Revenue, Newark Charter School Inc. Project	5.000%	9/1/36	1,000,000	983,340
Sussex County, DE, Recovery Zone Facility Revenue, NRG Energy Inc., Indian River Power LLC	6.000%	10/1/40	12,000,000	13,048,560

Total Delaware				43,990,930

Florida - 1.6%
Bonnet Creek Resort Community Development District, Special Assessment	7.500%	5/1/34	1,000,000	967,660	(c)
Hillsborough County, FL, IDA Revenue, National Gypsum Convention	7.125%	4/1/30	1,000,000	995,410	(a)
Orange County, FL, Health Facilities Authority Revenue, First Mortgage Healthcare Facilities Revenue Bonds, GF/Orlando Inc. Project	9.000%	7/1/31	2,000,000	2,000,860
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	2,500,000	2,067,840
Seminole Tribe Florida Special Obligation Revenue	5.750%	10/1/22	5,000,000	5,344,000	(d)
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	3,000,000	3,016,680	(d)

Total Florida				14,392,450

Georgia - 2.2%
Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	5,865,000	6,242,647
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	9,000,000	10,246,140
Gainesville & Hall County, GA, Development Authority Retirement Community Revenue:
Acts Retirement-Life Communities Inc.	6.375%	11/15/29	700,000	799,379
Acts Retirement-Life Communities Inc.	6.625%	11/15/39	1,085,000	1,219,128
Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facilities, Lanier Village Estates	7.250%	11/15/29	1,500,000	1,508,175

Total Georgia				20,015,469

Hawaii - 1.9%
Hawaii State Department of Budget & Finance Special Purpose Revenue:
Craigside Retirement Residence	6.400%	11/15/14	570,000	575,871
Craigside Retirement Residence	7.500%	11/15/15	6,200,000	6,320,156
Craigside Retirement Residence	8.750%	11/15/29	800,000	941,832
Hawaiian Electric Co.	6.500%	7/1/39	8,000,000	9,169,840

Total Hawaii				17,007,699

Illinois - 3.1%
Illinois Development Finance Authority Revenue:
Chicago Charter School Foundation Project	6.250%	12/1/32	2,000,000	2,069,600	(b)
Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,252,145	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Illinois Finance Authority Revenue:
Park Place of Elmhurst	8.000%	5/15/30	$5,000,000	$5,136,500
Park Place of Elmhurst	8.125%	5/15/40	11,835,000	11,962,700
Refunding, Chicago Charter School Project	5.000%	12/1/36	3,000,000	2,999,880
Refunding, OSF Healthcare System	5.750%	11/15/37	2,500,000	2,690,800

Total Illinois				28,111,625

Indiana - 2.1%
Indiana Health Facilities Financing Authority, Hospital Revenue, Riverview Hospital Project	6.125%	8/1/31	2,000,000	2,047,800	(b)
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project	6.375%	9/15/41	15,000,000	15,904,500
Vanderburgh County, IN, Redevelopment Commission, Redevelopment District Tax Increment Revenue	5.250%	2/1/31	1,400,000	1,453,760

Total Indiana				19,406,060

Kentucky - 2.2%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health Systems	6.375%	6/1/40	15,000,000	17,192,550
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	2,500,000	2,591,350

Total Kentucky				19,783,900

Louisiana - 0.3%
Epps, LA, COP	8.000%	6/1/18	775,000	792,631
Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA	6.550%	9/1/25	595,000	655,309
Louisiana Public Facilities Authority Revenue, Entergy Louisiana LLC Project	5.000%	6/1/30	1,535,000	1,611,750

Total Louisiana				3,059,690

Maryland - 5.5%
Maryland Industrial Development Financing Authority, EDR, Our Lady of Good Counsel School	6.000%	5/1/35	1,000,000	1,026,650
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	9,000,000	9,585,180
Transportation Facilities Project	5.750%	6/1/35	21,625,000	23,031,058
Maryland State EDC, Student Housing Revenue Bonds, University of Maryland, College Park Projects	5.800%	6/1/38	5,000,000	5,271,450
Maryland State Health & Higher EFA Revenue:
Mercy Medical Center	6.250%	7/1/31	9,000,000	10,405,260
Washington Christian Academy	5.250%	7/1/18	250,000	100,000	(c)
Washington Christian Academy	5.500%	7/1/38	1,170,000	468,000	(c)

Total Maryland				49,887,598

Massachusetts - 3.9%
Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project	7.875%	3/1/25	1,160,000	1,032,655	(a)
Massachusetts State DFA Revenue, Tufts Medical Center Inc.	6.875%	1/1/41	4,000,000	4,548,760
Massachusetts State HEFA Revenue:
Massachusetts Eye & Ear Infirmary	5.375%	7/1/35	10,000,000	10,473,200
Suffolk University	5.750%	7/1/39	13,740,000	15,062,338
University of Massachusetts Memorial Health Care Inc.	5.000%	7/1/33	4,000,000	4,075,800

Total Massachusetts				35,192,753

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 3.1%
Allen Academy, MI, COP	8.000%	6/1/33	$3,500,000	$3,559,395
Cesar Chavez Academy, COP	6.500%	2/1/33	1,635,000	1,670,103
Cesar Chavez Academy, COP	8.000%	2/1/33	1,600,000	1,664,096
Detroit, MI, Water Supply System Revenue, Senior Lien	5.250%	7/1/41	5,000,000	5,101,700
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	10,000,000	10,988,300
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	4,000,000	5,122,120

Total Michigan				28,105,714

Minnesota - 0.4%
Sartell, MN, Health Care & Housing Facilities Revenue, Foundation for Health Care Project	8.000%	9/1/30	1,600,000	1,634,784
St. Paul, MN, Port Authority Lease Revenue:
Regions Hospital Parking Ramp Project	5.000%	8/1/21	475,000	484,785
Regions Hospital Parking Ramp Project	5.000%	8/1/36	1,375,000	1,311,736

Total Minnesota				3,431,305

Missouri - 0.5%
Missouri State Health & Educational Facilities Authority, Lutheran Senior Services	6.000%	2/1/41	2,000,000	2,181,520
Raytown, MO, Annual Appropriation Supported Tax:
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/19	1,000,000	1,079,340
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/20	1,555,000	1,663,352

Total Missouri				4,924,212

Montana - 0.3%
Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project	7.000%	12/31/19	2,870,000	2,864,576	(a)

Nebraska - 1.3%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/42	12,000,000	12,056,880

New Jersey - 1.6%
New Jersey EDA Revenue, Newark Downtown District Management Corp.	5.125%	6/15/27	400,000	406,904
New Jersey State EDA Revenue:
Refunding	6.875%	1/1/37	11,000,000	10,850,840	(a)
Refunding, Gloucester Marine Project	6.625%	1/1/37	3,485,000	3,522,255

Total New Jersey				14,779,999

New Mexico - 0.9%
Otero County, NM:
COP, Jail Project Revenue	5.750%	4/1/18	1,630,000	1,555,313
COP, Jail Project Revenue	6.000%	4/1/23	500,000	443,720
COP, Jail Project Revenue	7.500%	12/1/24	5,510,000	5,478,538
COP, Jail Project Revenue	6.000%	4/1/28	500,000	423,150

Total New Mexico				7,900,721

New York - 7.0%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	31,870,000	35,310,048

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College	5.000%	8/1/46	$2,500,000	$2,588,350
Herkimer County, NY, IDA, Folts Adult Home, FHA, GNMA	5.500%	3/20/40	960,000	1,048,272
Hudson, NY, Yards Infrastructure Corp. Revenue	5.750%	2/15/47	10,000,000	11,324,300
Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside	6.700%	1/1/43	3,300,000	2,462,196
New York City, NY, IDA, Civic Facilities Revenue:
Amboy Properties Corp. Project	6.750%	6/1/20	2,160,000	2,111,378
Special Needs Facilities Pooled Program	8.125%	7/1/19	675,000	680,434
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	7,000,000	7,910,210

Total New York				63,435,188

Ohio - 1.8%
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Senior Housing, St. Clarence - GEAC, LLC	6.125%	5/1/26	500,000	477,200
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,380,000	2,385,926
Lorain County, OH, Port Authority, Recovery Zone Facility Revenue, U.S. Steel Corp. Project	6.750%	12/1/40	5,000,000	5,548,850
Miami County, OH, Hospital Facilities Revenue, Refunding & Improvement Upper Valley Medical Center	5.250%	5/15/26	2,000,000	2,107,480
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	5,000,000	5,554,900

Total Ohio				16,074,356

Oklahoma - 1.0%
Oklahoma HFA, Single-Family Mortgage, GNMA	7.997%	8/1/18	80,000	84,016	(a)
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,110,110
Montereau Inc. Project	7.250%	11/1/40	7,000,000	7,674,800

Total Oklahoma				8,868,926

Oregon - 0.1%
Klamath Falls, OR, Inter Community Hospital Authority Revenue:
Merle West Medical Center	6.250%	9/1/31	630,000	648,736	(b)
Unrefunded Balance, Merle West Medical Center	6.250%	9/1/31	370,000	375,387

Total Oregon				1,024,123

Pennsylvania - 3.9%
Cumberland County, PA, Municipal Authority Retirement Community Revenue, Wesley Affiliate Services Inc. Project	7.250%	1/1/35	1,000,000	1,056,050	(b)
Dauphin County, PA, General Authority Revenue, Office & Parking, Riverfront Office Center Project	6.000%	1/1/25	4,605,000	4,604,862
Harrisburg, PA, University Revenue, Harrisburg University of Science and Technology	6.000%	9/1/36	3,000,000	2,453,910
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,417,240

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Lehigh County, PA, General Purpose Authority Revenue, First Mortgage Revenue Bonds, Bible Fellowship Church Home Inc.	7.750%	11/1/33	$3,500,000	$3,563,840
Northumberland County, PA, IDA Facilities Revenue, NHS Youth Services Inc. Project	7.500%	2/15/29	880,000	582,437
Pennsylvania Economic Development Financing Authority:
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.625%	1/1/19	1,420,000	1,529,595
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	5,000,000	5,544,250
Solid Waste Disposal Revenue, Waste Management Inc. Project	5.100%	10/1/27	1,000,000	1,055,580	(a)
Pennsylvania Economic Development Financing Authority, Health Systems Revenue, Albert Einstein Healthcare	6.250%	10/15/23	5,000,000	5,663,450
Pennsylvania HEFA Revenue, Shippensburg University	6.000%	10/1/31	3,500,000	3,812,130
Philadelphia, PA, Authority for IDR, Discovery Charter School Inc. Project	6.250%	4/1/42	635,000	644,322

Total Pennsylvania				34,927,666

Puerto Rico - 5.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	8,000,000	8,005,760
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	5,000,000	5,156,950
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	5,000,000	5,354,950	(e)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	9,000,000	9,735,120
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/42	7,000,000	7,849,100
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/43	8,500,000	9,110,045

Total Puerto Rico				45,211,925

Rhode Island - 0.1%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	1,000,000	692,830	(c)

South Carolina - 0.3%
Newberry County, SC, Special Source Revenue, Refunding J.F. Hawkins Nursing Home, Radian	5.000%	3/1/30	2,000,000	2,250,580	(b)

Tennessee - 0.1%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project	5.750%	9/1/37	1,000,000	982,890

Texas - 19.4%
Austin-Bergstrom, TX, Landhost Enterprises Inc., Airport Hotel, Senior Bonds	6.750%	4/1/27	5,025,000	2,778,071	(c)
Burnet County, TX, Public Facility Project Revenue	7.750%	8/1/29	2,945,000	2,103,231
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,500,000	2,810,650
Central Texas Regional Mobility Authority Revenue	6.000%	1/1/41	5,000,000	5,513,850
Central Texas Regional Mobility Authority Revenue:
Capital Appreciation	0.000%	1/1/36	2,800,000	710,640
Capital Appreciation	0.000%	1/1/38	2,000,000	446,440
Capital Appreciation	0.000%	1/1/40	2,200,000	434,588
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.000%	12/1/30	1,120,000	1,239,258

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.125%	12/1/40	$4,000,000	$4,422,200
Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement	6.375%	5/1/35	1,665,000	707,625	(a)(c)
Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project	7.500%	10/1/12	3,000,000	3,021,360	(a)(f)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	5,135,000	5,263,015
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Inc., Terminal Projects	6.500%	7/15/30	6,500,000	6,978,270	(a)
Special Facilities, Continental Airlines Inc., Terminal Projects	6.625%	7/15/38	5,000,000	5,367,750	(a)
Houston, TX, Airport Systems Revenue, Special Facilities, Continental Airlines Inc. Project	6.125%	7/15/27	6,645,000	6,644,601	(a)
Love Field Airport Modernization Corp, TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	15,615,000	16,155,435
Maverick County, TX, Public Facility Corp. Project Revenue	6.375%	2/1/29	520,000	459,696
Midlothian, TX, Development Authority, Tax Increment Contract Revenue	6.200%	11/15/29	2,500,000	2,538,900
Midlothian, TX, Development Authority, Tax Increment Contract Revenue, Refunding, Subordinated Lien	5.125%	11/15/26	980,000	945,426
North Texas Tollway Authority Revenue	5.750%	1/1/33	10,000,000	10,883,400
North Texas Tollway Authority Revenue	6.250%	1/1/39	2,000,000	2,255,760
Port Corpus Christi, TX, Celanese Project	6.450%	11/1/30	1,995,000	2,017,184
San Leanna Educational Facilities Corp., Education Revenue:
Saint Edwards University Project	5.000%	6/1/20	1,000,000	1,093,030
Saint Edwards University Project	5.125%	6/1/22	2,000,000	2,157,660
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Northwest Senior Housing Edgemere Project	5.750%	11/15/12	1,100,000	1,116,401
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	2,700,000	(c)
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	6,500,000	7,778,160
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	28,000,000	32,247,320
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	29,460,000	34,396,612
Texas State Public Finance Authority, Charter School Finance Corp. Revenue, Cosmos Foundation Inc.	6.200%	2/15/40	4,000,000	4,486,680
Texas State Public Finance Authority, Charter School Finance Corp. Revenue:
Cosmos Foundation Inc.	6.000%	2/15/30	1,000,000	1,119,080
Uplift Education	5.875%	12/1/36	1,000,000	1,066,110
Willacy County, TX, PFC Project Revenue	8.250%	12/1/23	3,000,000	3,106,320
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	610,000	574,108

Total Texas				175,538,831

U.S. Virgin Islands - 0.9%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	7,500,000	8,462,400

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - 3.2%
Broad Street CDA Revenue	7.500%	6/1/33	$748,000	$818,910	(b)
Chesterfield County, VA, EDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric Power Co. Project	5.600%	11/1/31	6,000,000	6,360,000	(a)
Virginia Beach, VA, Development Authority, MFH Revenue:
Residential Rental Hampton Project	7.500%	10/1/39	2,330,000	2,375,109	(a)
Residential Rental Mayfair Project	7.500%	10/1/39	2,330,000	2,375,109	(a)
Virginia State Small Business Financing Authority Revenue, Elizabeth River Crossings Opco LLC Project	5.500%	1/1/42	8,000,000	8,237,920	(a)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.750%	7/1/38	7,500,000	9,154,350

Total Virginia				29,321,398

West Virginia - 0.3%
Pleasants County, WV, PCR, Refunding, County Commission, Allegheny Energy Supply Co., LLC	5.250%	10/15/37	3,000,000	3,113,460

Wisconsin - 0.4%
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	6.400%	4/15/33	1,000,000	1,032,930
Aurora Health Care Inc.	5.625%	4/15/39	2,000,000	2,161,420

Total Wisconsin				3,194,350

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $812,543,191)				877,774,977

SHORT-TERM INVESTMENTS - 2.5%
California - 0.1%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Acacia Creek at Union Project, SPA-Bank of America N.A.	0.350%	7/1/38	100,000	100,000	(g)(h)
California Health Facilities Finance Authority Revenue, Hospital Adventist Health Systems, LOC-Wells Fargo Bank N.A.	0.220%	9/1/25	300,000	300,000	(g)(h)
California Statewide CDA Revenue, Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.190%	4/1/33	600,000	600,000	(g)(h)

Total California				1,000,000

Florida - 0.1%
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Southern Baptist Hospital, LOC-Wells Fargo Bank N.A.	0.280%	8/15/27	200,000	200,000	(g)(h)
Orlando & Orange County, FL, Expressway Authority Revenue, LOC-SunTrust Bank	0.290%	7/1/40	200,000	200,000	(g)(h)

Total Florida				400,000

Illinois - 0.4%
Illinois Development Finance Authority Revenue, Evanston Northwestern, SPA-JPMorgan Chase	0.250%	5/1/31	3,900,000	3,900,000	(g)(h)

Maryland - 0.0%
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, LOC-SunTrust Bank	0.230%	7/1/41	100,000	100,000	(g)(h)

Michigan - 0.1%
University of Michigan, SPA-Northern Trust Co.	0.210%	4/1/42	600,000	600,000	(g)(h)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 0.9%
New York City, NY, GO, AGM, SPA-Dexia Credit Local	0.360%	11/1/26	$700,000	$700,000	(g)(h)
New York City, NY, Municipal Water Finance Authority, SPA-Dexia Credit Local	0.360%	6/15/32	4,900,000	4,900,000	(g)(h)
New York State Housing Finance Agency Revenue, Riverdale Avenue Apartments, LOC-Bank of America N.A.	0.430%	11/1/41	100,000	100,000	(g)(h)
New York, NY, GO, LOC-Wells Fargo Bank N.A.	0.230%	4/1/42	1,700,000	1,700,000	(g)(h)
Tompkins County, NY, Industrial Development Agency, Civic Facility Revenue, Ithacare Center Co., LOC-Bank of America N.A.	0.380%	2/1/37	700,000	700,000	(g)(h)

Total New York				8,100,000

North Carolina - 0.5%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
AGM, SPA-Dexia Credit Local	0.280%	1/15/42	3,900,000	3,900,000	(g)(h)
AGM, SPA-Dexia Credit Local	0.280%	1/15/43	600,000	600,000	(g)(h)

Total North Carolina				4,500,000

Ohio - 0.1%
County of Montgomery, OH, Revenue, Miami Valley Hospital, SPA-Wells Fargo Bank N.A.	0.230%	11/15/39	800,000	800,000	(g)(h)

Pennsylvania - 0.1%
Delaware County, PA, Authority, White Horse Village Inc. Project, LOC-Citizens Bank of Pennsylvania	0.280%	7/1/36	900,000	900,000	(g)(h)

Tennessee - 0.0%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, LOC-Bank of America N.A.	0.330%	11/1/35	200,000	200,000	(g)(h)

Texas - 0.2%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital	0.230%	12/1/27	1,700,000	1,700,000	(g)(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $22,200,000)				22,200,000

TOTAL INVESTMENTS - 99.5% (Cost - $834,743,191#)				899,974,977
Other Assets in Excess of Liabilities - 0.5%				4,875,290

TOTAL NET ASSETS - 100.0%				$904,850,267

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	The coupon payment on these securities is currently in default as of April 30, 2012.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Maturity date shown represents the mandatory tender date.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2012

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
Radian	— Radian Asset Assurance - Insured Bonds
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2012

Summary of Investments by Industry*

Industrial Revenue	20.0%
Health Care	19.6
Transportation	17.9
Education	11.9
Special Tax Obligation	8.9
Power	7.1
Other	3.1
Leasing	2.6
Pre-Refunded/Escrowed to Maturity	1.9
Water & Sewer	1.6
Solid Waste/Resource Recovery	1.4
Local General Obligation	0.9
Housing	0.6
Short Term Investments	2.5

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of April 30, 2012 and are subject to change.

Ratings Table†

Standard & Poor’s/Moody’s/Fitch‡
AAA/Aaa	0.1%
AA/Aa	2.3
A	19.6
BBB/Baa	53.5
BB/Ba	4.2
B/B	3.6
D	0.3
A-1/VMIG 1	2.5
NR	13.9

100.0%

†	As a percentage of total investments.

‡	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the lowest rating category received from a NRSRO.

See pages 12 through 14 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Long-Term Security Ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Bond Ratings (continued)

Long-Term Security Ratings (unaudited) (cont’d)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Bond Ratings (continued)

Short-Term Security Ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

B — Fitch rating indicating minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term changes in financial and economic conditions.

C — Fitch rating indicating default is a real possibility.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$877,774,977	—	$877,774,977
Short-term investments†	—	22,200,000	—	22,200,000

Total investments	—	$899,974,977	—	$899,974,977

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$803,455	—	—	$803,455

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At April 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$78,137,325
Gross unrealized depreciation	(12,905,539)

Net unrealized appreciation	$65,231,786

At April 30, 2012, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 30-Year Bonds	257	6/12	$35,915,420	$36,718,875	$(803,455)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at April 30, 2012.

Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Depreciation
Interest Rate Risk	$(803,455)

During the period ended April 30, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$19,184,478

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 22, 2012

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: June 22, 2012